Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of Financial Assets at Amortized Cost

in CHF thousands	Financial assets at amortized costs
2021
Cash and cash equivalents	71,813
Trade receivables	23,710
Accrued income	76
Short-term time deposits	61,000
Balance at December 31	156,599
2020
Cash and cash equivalents	133,721
Trade receivables	159
Accrued income	2
Short-term time deposits	40,000
Balance at December 31	173,882

Disclosure of Financial Liabilities at Amortized Cost

in CHF thousands	Financial liabilities at amortized cost
2021
Trade payables	4,862
Accrued project costs and royalties	3,410
Lease liabilities	6,039
Other non-employee related accrued expenses	537
Balance at December 31	14,848
2020
Trade payables	2,800
Accrued project costs and royalties	1,972
Lease liabilities	7,218
Other non-employee related accrued expenses	775
Balance at December 31	12,765